Per Share Amounts - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Jul. 27, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid on common shares		$ 276	$ 71
Dividends paid (in CAD per share)		$ 0.1400	$ 0.0350
Common shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid on common shares		$ 276	$ 71
Preference shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid on common shares		$ 17	$ 17
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 9
Potential ordinary share transactions | Common shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 0.105